United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: 10/31/15

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2015
Share Class	Ticker
Institutional	FIHBX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Institutional High Yield Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2015, was 0.47%. The 0.47% total return for the Fund for the reporting period consisted of 5.87% of taxable dividends and -5.40% of depreciation in the net asset value of shares. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was -1.91% during the same period. The total return of the Lipper High Current Yield Funds Average (LHCYFA),2 a peer group for the Fund, was -2.24% during the same period. The Fund's and LHCYFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were: (1) the allocation among industry sectors; and (2) the selection of individual securities.
MARKET OVERVIEW
The high-yield market,3 as a whole, generated unattractive returns during the reporting period. For example, the BHY2%ICI, which returned -1.91%, underperformed the Barclays U.S. Aggregate Bond Index,4 a measure of high quality bond5 performance, which returned 1.96% for the reporting period. The main factor which negatively impacted the high-yield market was the weakness in commodity prices especially energy prices. Three major sectors were especially hard hit by the commodity price decline and drove the BHY2%ICI's return into negative territory. Independent Energy (8.24% of the BHY2%ICI at the beginning of the period) had a total return of -26.21%, Oil Field Services (2.06% of the BHY2%ICI at the beginning of the period) had a total return of -23.02%, and Metals (5.59% of the BHY2%ICI at the beginning of the period) had a total return of -18.87%. The BHY2%ICI without these three sectors actually had a positive total return of 2.19% for the reporting period. The impact of these three sectors can also be seen in the spread between high-yield bonds and U.S. Treasury securities with comparable maturities according to the Credit Suisse High Yield Bond Index,6 which began the reporting period at 480 basis points and ended the reporting period at 641 basis points.
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Food & Beverage, Consumer Products, Packaging, Building Products and Gaming. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Energy, Oil Field
Annual Shareholder Report

Services, Metals, Chemicals and Aerospace/Defense. From a credit quality perspective, the higher quality “BB”-rated sector led the way with a return of 1.27% followed by the “B”-rated and “CCC”-rated sectors, which returned -2.52% and -7.56%, respectively.
Sector Allocation
During the reporting period, the Fund's underweight to the poor-performing Energy, Oil Field Services and Metals industry sectors made a substantial positive contribution to the Fund's performance relative to the BHY2%ICI. Also the Fund's overweight to the Packaging, Automotive, Consumer Products, Food & Beverage, Healthcare and Technology sectors positively affected performance relative to the BHY2%ICI. The Fund was negatively affected by its underweight in the strong-performing Home Construction and Financial Institutions industry sectors.
Security Selection
During the reporting period, the Fund was positively affected by strong security selection in the Metals, Aerospace/Defense, Building Materials, Gaming, Retailers, Independent Energy, Media/Entertainment and Industrial Other industry sectors relative to the BHY2%ICI. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Catamaran Corp., Stackpole International, Penn National Gaming, Boyd Gaming and SS&C Technologies. The Fund was negatively affected by poor security selection in the Utility, Wireless Telecommunications and Cable/Satellite sectors. Specific Fund holdings that substantially underperformed the BHY2%ICI included: Linn Energy, Energy XXI, Sandridge Energy, Chaparral Energy and BreitBurn Energy Partners.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LHCYFA.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4	The Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index is unmanaged, and it is not possible to invest directly in an index.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Institutional High Yield Bond Fund from October 31, 2005 to October 31, 2015, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Current Yield Funds Average (LHCYFA).3 The Average Annual Total Return Table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2015
■	Total returns shown include the maximum redemption charge of 2.00%, as applicable.
Average Annual Total Returns for the Period Ended 10/31/2015
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Institutional Shares	0.47%	6.80%	7.84%
BHY2%ICI	-1.91%	6.18%	7.65%
LHCYFA	-2.24%	5.17%	6.25%

Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indices.
2	The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt, Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	12.0%
Health Care	8.7%
Media Entertainment	7.5%
Midstream	6.2%
Cable Satellite	6.0%
Packaging	5.8%
Independent Energy	5.1%
Automotive	4.6%
Financial Institutions	3.9%
Wireless Communications	3.8%
Pharmaceuticals	3.7%
Other[3]	29.5%
Cash Equivalents[4]	1.7%
Other Assets and Liabilities—Net[5]	1.5%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2015
Principal Amount or Shares			Value
		CORPORATE BONDS—90.5%
		Aerospace/Defense—0.8%
$4,500,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$4,615,312
8,030,000		TransDigm, Inc., 5.50%, 10/15/2020	8,110,300
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	5,008,500
5,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,531,750
7,450,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	7,599,000
5,275,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	5,380,500
		TOTAL	36,245,362
		Automotive—4.3%
13,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	13,865,250
9,900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	10,568,250
4,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,556,375
1,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,049,938
18,350,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	14,817,625
8,500,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	8,372,041
2,300,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	2,270,070
10,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	10,885,875
7,275,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	7,729,687
11,425,000		Lear Corp., 4.75%, 1/15/2023	11,553,531
6,725,000		Lear Corp., 5.25%, 1/15/2025	6,893,125
12,000,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	12,810,000
6,550,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	6,197,937
4,675,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	4,780,188
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	794,063
15,025,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	16,489,937
5,790,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	6,007,125
8,100,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	8,201,250
10,725,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	12,065,625
3,575,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	3,718,000
13,700,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	9,795,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	$1,238,010
8,025,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	7,904,625
		TOTAL	184,564,027
		Building Materials—2.6%
2,575,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	2,703,750
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,431,000
10,450,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	10,789,625
3,375,000		Anixter International, Inc., 5.125%, 10/1/2021	3,467,813
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,293,000
4,325,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	4,476,375
3,625,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	3,833,438
4,650,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	4,963,875
4,625,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	4,729,062
5,950,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	6,269,812
2,500,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,675,000
4,425,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	4,646,250
8,225,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	8,759,625
10,900,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	11,608,500
14,050,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	14,612,000
4,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	4,311,656
3,600,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	3,811,500
8,450,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	8,724,625
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,643,000
		TOTAL	110,749,906
		Cable Satellite—5.6%
12,600,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	12,190,500
2,125,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	2,135,625
1,600,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	1,656,000
9,325,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	9,604,750
5,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,508,375
2,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	2,105,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$3,700,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	$3,565,875
10,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	9,782,062
2,000,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	2,010,000
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,421,875
8,725,000		Charter Communications Holdings II, 5.75%, 1/15/2024	8,877,687
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	929,688
4,450,000		DISH DBS Corp., 5.00%, 3/15/2023	4,127,375
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	11,839,125
12,025,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	11,531,975
4,575,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	2,722,125
11,925,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	7,125,188
15,425,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	12,262,875
1,275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,166,625
15,775,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	13,172,125
1,500,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	1,361,250
7,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	7,780,625
7,625,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	8,082,500
18,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	19,588,625
8,525,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	8,567,625
6,600,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,616,500
2,625,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,621,719
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,685,047
11,475,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	11,790,562
16,175,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	16,215,438
10,125,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	10,466,719
1,800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,773,000
3,450,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,299,063
		TOTAL	237,583,773
		Chemicals—2.0%
8,850,000		Ashland, Inc., 4.75%, 8/15/2022	8,888,055
7,025,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	7,086,469
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$8,375,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	$8,877,500
1,375,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,344,063
6,675,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	5,974,125
2,900,000		Georgia Gulf Corp., 4.875%, 5/15/2023	2,767,687
1,675,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	1,427,938
15,375,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	11,838,750
5,200,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	4,917,380
8,675,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	8,089,437
20,225,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	17,292,375
2,425,000	[1,2]	WR Grace & Co.—Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	2,528,062
5,225,000	[1,2]	WR Grace & Co.—Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	5,414,406
		TOTAL	86,446,247
		Construction Machinery—0.7%
2,825,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	2,048,125
554,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	585,855
3,375,000		United Rentals, Inc., 4.625%, 7/15/2023	3,402,405
3,725,000		United Rentals, Inc., 5.75%, 11/15/2024	3,799,500
750,000		United Rentals, Inc., 7.375%, 5/15/2020	799,688
750,000		United Rentals, Inc., 7.625%, 4/15/2022	817,583
12,800,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	12,816,000
4,475,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	4,692,037
		TOTAL	28,961,193
		Consumer Cyclical Services—1.1%
9,550,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	8,762,125
6,300,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,780,250
17,400,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	16,704,000
3,225,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	3,269,344
8,500,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	8,670,000
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,518,875
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	4,161,375
		TOTAL	48,865,969
		Consumer Products—2.7%
22,675,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	24,148,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$10,650,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	$8,493,375
16,150,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	15,059,875
8,325,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	8,616,375
3,250,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	3,420,625
16,475,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	16,557,375
1,375,000	[1,2]	Scotts Miracle-Gro Co., Sr. Unsecd. Note, 6.00%, 10/15/2023	1,454,063
1,700,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	1,865,750
8,175,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	8,849,437
8,350,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	8,944,937
9,000,000		Springs Industries, Inc., 6.25%, 6/1/2021	9,000,000
5,450,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.625%, 10/15/2023	5,729,313
4,450,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, 5.875%, 10/1/2023	4,661,375
		TOTAL	116,801,375
		Diversified Manufacturing—1.0%
11,800,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	10,266,000
10,650,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	9,292,125
7,925,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	8,162,750
13,475,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	13,104,437
		TOTAL	40,825,312
		Financial Institutions—3.6%
2,200,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, 4.625%, 10/30/2020	2,282,500
8,450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	8,703,500
3,700,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,787,875
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,359,250
7,700,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	8,239,000
2,825,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,849,719
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,210,050
4,975,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	5,046,516
1,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,190,250
5,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	5,201,500
1,950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	2,032,875
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,806,820
2,825,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,051,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$7,625,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	$8,015,781
1,050,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	1,135,313
6,425,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	6,762,312
2,525,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/15/2022	2,667,031
19,000,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	19,000,000
9,075,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	8,870,812
8,250,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,559,375
10,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	11,055,000
2,850,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	3,106,500
2,875,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,007,969
20,175,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	20,099,344
		TOTAL	152,040,292
		Food & Beverage—3.0%
24,400,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	23,668,000
18,325,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	19,161,078
10,375,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	10,971,563
15,200,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	15,352,000
4,400,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	4,713,500
11,250,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	12,234,375
10,850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	11,650,187
880,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.25%, 8/1/2018	900,900
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,677,500
2,550,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	2,473,500
23,700,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	24,707,250
		TOTAL	128,509,853
		Gaming—3.0%
4,675,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,745,125
2,000,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	2,117,500
9,275,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	9,877,875
7,825,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	5,907,875
5,775,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	5,977,125
5,075,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	5,149,197
13,675,000		MGM Mirage, Inc., 7.75%, 3/15/2022	15,230,531
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,665,000
2,000,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	2,280,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$3,225,000		MGM Resorts International, 5.25%, 3/31/2020	$3,305,625
3,175,000		MGM Resorts International, 6.00%, 3/15/2023	3,246,438
10,075,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	10,427,625
13,925,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	14,238,312
8,750,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	9,362,500
6,725,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	7,481,562
6,568,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	6,863,560
1,555,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,656,075
12,750,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	13,674,375
		TOTAL	128,206,300
		Health Care—8.1%
13,275,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	12,146,625
2,250,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	2,300,625
12,350,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	12,180,187
21,875,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	22,148,437
5,450,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,654,375
3,750,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	3,731,993
5,825,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	5,934,219
7,575,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	7,982,156
12,900,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	12,577,500
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,798,125
12,200,000		HCA, Inc., 5.00%, 3/15/2024	12,596,500
8,700,000		HCA, Inc., 5.875%, 5/1/2023	9,265,500
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,826,063
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,961,250
7,575,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,493,469
22,550,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	23,226,500
16,400,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	18,942,000
8,500,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,829,375
3,375,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	3,459,375
5,450,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	5,708,875
12,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	12,607,500
9,975,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	10,149,563
24,000,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	24,540,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$28,750,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	$24,976,562
16,000,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	16,140,000
11,075,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	11,185,750
5,026,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,164,215
17,475,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	18,567,187
9,125,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	9,147,813
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	7,964,625
9,100,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	9,134,125
12,075,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	12,708,937
		TOTAL	347,049,426
		Independent Energy—4.8%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	5,621,125
6,500,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	5,866,250
4,000,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	3,700,000
1,750,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,618,750
9,400,000		Approach Resources, Inc., 7.00%, 6/15/2021	5,311,000
3,850,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	1,463,000
2,075,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	1,436,938
15,000,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	10,256,250
3,375,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	3,227,344
10,250,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	10,275,625
4,700,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	1,574,500
3,550,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	2,254,250
2,425,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	1,515,625
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	2,332,688
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,203,125
5,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	3,531,937
575,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	585,781
2,925,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	3,027,375
3,600,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	2,754,000
1,950,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,511,250
7,925,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	6,934,375
6,075,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	1,215,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,400,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	$280,000
2,450,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	2,254,000
9,325,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	9,278,375
5,925,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	5,132,531
3,400,000		Laredo Petroleum, 5.625%, 1/15/2022	3,213,000
2,650,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	2,557,250
3,950,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	3,920,375
10,075,000		Legacy Reserves, 6.625%, 12/1/2021	6,699,875
4,075,000		Linn Energy LLC, 6.50%, 5/15/2019	1,079,875
2,800,000		Linn Energy LLC, 6.50%, 9/15/2021	630,000
75,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	17,625
4,900,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	1,139,250
3,375,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	894,375
6,225,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	6,225,000
4,250,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	3,536,000
10,250,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	8,528,000
3,775,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,284,250
7,175,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	6,170,500
2,400,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,076,000
3,825,000		PDC Energy, Inc., 7.75%, 10/15/2022	3,863,250
5,075,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	5,049,625
1,875,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	1,865,625
1,250,000		Range Resources Corp., 5.00%, 8/15/2022	1,118,685
2,800,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	2,499,000
8,239,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	7,435,697
8,200,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	7,462,000
2,575,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	2,394,750
4,950,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	4,467,375
3,525,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,225,375
1,900,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	1,881,752
6,025,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	1,430,938
1,425,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	349,125
5,650,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	1,356,000
7,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	3,310,125
1,100,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	1,029,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$14,700,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	$13,744,500
		TOTAL	206,616,166
		Industrial - Other—1.7%
2,000,000	[1,2]	ATS Automation Tooling Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2023	2,055,000
8,800,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	8,404,000
10,775,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	10,748,062
9,650,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	9,337,340
6,475,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	6,588,313
11,925,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	11,179,687
14,100,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	14,699,250
10,325,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	10,015,250
		TOTAL	73,026,902
		Leisure—0.8%
5,925,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	6,206,438
300,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	308,250
6,375,000		Cinemark USA, Inc., 5.125%, 12/15/2022	6,430,781
1,200,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	1,273,500
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.0%, 4/1/2012	0
7,650,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	7,544,812
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,709,813
9,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	9,434,625
		TOTAL	32,908,219
		Lodging—0.2%
4,850,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,116,896
2,650,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	2,749,375
		TOTAL	7,866,271
		Media Entertainment—7.0%
2,900,000		AMC Networks, Inc., 7.75%, 7/15/2021	3,124,750
5,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	5,616,813
3,800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,918,750
5,250,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	5,482,995
5,100,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	5,310,375
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$13,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	$11,113,062
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,145,031
20,475,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	21,421,969
5,950,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	3,979,062
13,075,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	13,140,375
6,225,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,505,125
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	9,309,500
1,400,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	1,389,500
4,425,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	4,502,438
12,525,000		Gray Television, Inc., 7.50%, 10/1/2020	13,119,311
2,950,000		Lamar Media Corp., 5.00%, 5/1/2023	3,045,875
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,567,750
4,750,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	4,951,875
1,475,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	1,546,906
8,625,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	8,711,250
13,675,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	14,119,437
10,375,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	10,400,937
4,025,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	4,154,605
18,250,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	18,615,000
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,883,063
1,125,000	[1,2]	Outfront Media Capital Corp./Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	1,174,928
8,725,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	8,146,969
9,325,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	7,739,750
16,625,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	16,354,844
75,000		Sinclair Television Group, Sr. Unsecd. Note, 6.125%, 10/1/2022	77,438
3,500,000		Sinclair Television Group, Sr. Unsecd. Note, 6.375%, 11/1/2021	3,622,500
19,450,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	19,279,812
7,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,857,877
6,275,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	6,439,719
13,800,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,214,000
7,775,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	7,813,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$9,250,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	$8,914,687
12,900,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	13,287,000
		TOTAL	299,999,153
		Metals & Mining—0.7%
9,400,000		ArcelorMittal SA, 6.125%, 6/1/2025	8,127,992
2,450,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,443,875
1,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,783,937
6,125,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	6,063,750
2,700,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	2,787,750
2,950,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	2,802,500
5,325,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	4,972,219
		TOTAL	28,982,023
		Midstream—5.8%
6,600,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	5,968,241
3,625,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	3,269,518
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	689,500
8,450,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	7,943,000
6,325,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	5,471,125
9,050,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	7,737,750
19,525,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	19,012,957
9,025,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	9,748,805
4,600,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	4,266,500
5,875,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	5,478,438
8,500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	7,927,610
6,750,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	6,750,000
2,775,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,469,750
16,350,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	16,017,098
12,550,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	11,922,500
5,475,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	5,132,813
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,858,625
1,175,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,086,346
2,475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	2,409,343
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	$1,608,420
2,975,000		Regency Energy Partners LP, 5.875%, 3/1/2022	3,057,446
12,175,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	10,653,125
6,950,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	6,081,250
15,475,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	15,436,312
3,300,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	3,227,813
10,625,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	10,598,437
6,000,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	5,775,000
11,625,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	11,334,375
2,122,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,238,710
5,575,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	5,393,813
9,900,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	8,662,500
1,075,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	1,048,125
3,875,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	3,410,000
7,025,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	6,568,375
2,475,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	2,450,250
8,946,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	9,348,570
3,125,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,265,625
550,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	572,000
1,350,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,410,750
8,050,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	8,251,250
		TOTAL	246,552,065
		Oil Field Services—0.1%
6,350,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	3,619,500
5,875,000		FTS International, Inc., 6.25%, 5/1/2022	1,380,625
		TOTAL	5,000,125
		Packaging—5.4%
11,075,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,642,704
3,100,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.337%, 12/15/2019	3,061,250
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,184,938
6,700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	6,901,000
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,031,206
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$5,325,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	$5,245,125
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	1,785,017
7,075,000		Ball Corp., 4.00%, 11/15/2023	6,933,500
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,893,438
13,750,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	14,025,000
10,550,000		Berry Plastics Corp., 5.125%, 7/15/2023	10,470,875
20,450,000		Berry Plastics Corp., 5.50%, 5/15/2022	21,089,062
5,025,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	5,276,250
18,325,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	17,912,687
11,075,000		Crown Americas LLC, 4.50%, 1/15/2023	11,158,062
750,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	780,938
9,450,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	9,957,937
1,575,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,611,430
9,850,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	9,936,188
2,725,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	2,897,016
4,250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	4,534,219
9,750,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	10,164,375
19,825,000		Reynolds Group, 8.25%, 2/15/2021	20,692,344
4,350,000		Reynolds Group, 9.875%, 8/15/2019	4,583,813
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,069,750
7,825,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,069,531
2,100,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,205,000
4,700,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	5,275,750
4,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	4,181,625
7,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	7,402,500
19,725,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	18,590,812
		TOTAL	232,563,342
		Paper—0.4%
2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,400,000
12,125,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	12,034,063
3,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	3,971,875
		TOTAL	18,405,938
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—3.5%
$2,975,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	$2,789,063
4,025,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	3,967,442
12,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	12,075,000
7,150,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	7,185,750
15,775,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	16,366,562
26,500,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	26,599,375
2,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	1,927,500
11,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	9,625,000
4,650,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	4,254,750
4,750,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	4,488,750
4,300,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	4,442,416
4,550,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,969,875
15,300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	13,913,514
3,450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	2,915,250
750,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	656,250
14,500,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	12,252,500
24,825,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	20,946,094
		TOTAL	148,375,091
		Refining—0.3%
6,175,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	6,097,813
8,500,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	8,627,500
		TOTAL	14,725,313
		Restaurants—1.4%
7,775,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	7,911,063
22,325,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	23,396,600
8,925,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	9,438,186
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Restaurants—continued
$19,200,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	$19,248,000
		TOTAL	59,993,849
		Retailers—2.8%
22,100,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	23,315,500
6,050,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	6,405,438
6,475,000	[1]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	4,921,000
1,500,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,376,250
3,125,000		Limited Brands, Inc., 5.625%, 10/15/2023	3,429,688
900,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,035,567
5,625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	6,131,250
17,075,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	18,099,500
1,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	1,122,031
9,850,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	10,280,445
13,875,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	14,152,500
6,525,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	6,728,906
12,850,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	13,894,063
2,825,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	2,994,500
3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	3,744,000
625,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	646,875
		TOTAL	118,277,513
		Technology—11.2%
9,975,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	7,032,375
4,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	2,910,000
12,325,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	9,582,688
7,450,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	6,444,250
13,925,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	14,482,000
11,800,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	8,481,250
6,400,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	6,884,032
3,300,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	3,432,000
14,050,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	14,752,500
4,900,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	4,985,750
6,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	6,906,563
9,675,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	10,098,281
7,625,000		Emdeon, Inc., 11.00%, 12/31/2019	8,149,219
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$5,075,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	$4,992,531
13,000,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	13,162,500
15,600,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	16,126,500
2,616,000		First Data Corp., 11.25%, 1/15/2021	2,897,743
15,100,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	15,571,875
6,800,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	7,148,500
30,725,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	32,430,237
5,625,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	5,751,563
4,125,000		Flextronics International Ltd., 5.00%, 2/15/2023	4,233,281
15,350,000		IAC Interactive Corp., 4.75%, 12/15/2022	14,486,562
13,375,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	13,492,031
24,575,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	21,364,768
1,850,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	1,891,625
23,900,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	22,705,000
15,200,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	15,561,000
7,525,000		Iron Mountain, Inc., 5.75%, 8/15/2024	7,590,844
2,275,000	[1,2]	Iron Mountain, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2020	2,417,188
15,800,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	15,712,942
1,050,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	1,002,750
3,950,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	3,792,000
7,100,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	6,954,379
5,425,000		NCR Corp., 6.375%, 12/15/2023	5,601,313
3,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,998,531
7,650,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,544,813
4,175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,232,406
11,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	12,223,125
3,375,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	3,417,188
9,625,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	10,130,313
3,925,000		Seagate HDD Cayman, 4.75%, 6/1/2023	3,648,766
3,950,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	3,555,391
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,548,844
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$5,775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	$5,652,281
11,425,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	11,547,933
14,775,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	14,922,750
16,800,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	17,451,000
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,557,590
13,300,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	11,238,500
8,125,000		Verisign, Inc., 4.625%, 5/1/2023	8,180,250
12,825,000		Zebra Technologies Corp., Sr. Note, Series B, 7.25%, 10/15/2022	13,995,281
		TOTAL	476,873,002
		Transportation - Services—0.5%
12,475,000		HDTFS, Inc., 6.25%, 10/15/2022	12,911,625
2,475,000		Hertz Corp., 5.875%, 10/15/2020	2,574,000
4,675,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	4,809,406
		TOTAL	20,295,031
		Utility - Electric—1.1%
14,825,000		Calpine Corp., 5.75%, 1/15/2025	14,102,281
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,716,000
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,176,250
23,281	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	23,455
10,075,000		NRG Energy, Inc., 6.25%, 5/1/2024	9,067,500
750,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	772,500
5,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	5,399,625
2,425,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,425,000
7,700,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	7,141,750
4,500,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	4,061,250
		TOTAL	47,885,611
		Wireless Communications—3.6%
14,500,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	13,992,500
11,500,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	10,603,000
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	3,733,125
1,775,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,735,063
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	12,682,500
2,900,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,958,000
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	439,875
6,050,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,246,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	$985,625
9,650,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	9,987,750
25,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	21,332,812
13,175,000		Sprint Corp., 7.125%, 6/15/2024	11,610,469
10,475,000		Sprint Corp., 7.875%, 9/15/2023	9,689,375
2,450,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,180,500
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,213,938
13,875,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	11,890,736
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,241,880
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,051,006
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,623,984
6,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	6,196,125
11,200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	11,396,000
		TOTAL	155,790,888
		Wireline Communications—0.7%
6,950,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	7,141,125
5,550,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	5,896,875
2,025,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	2,143,969
10,550,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	10,615,937
2,700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	2,851,875
2,350,000	[1,2]	Level 3 Financing, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2024	2,385,250
		TOTAL	31,035,031
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,995,806,219)	3,872,020,568
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
31,183	[1,4,6]	Lone Pine Resources Canada Ltd.	0
31,183	[4,6]	Lone Pine Resources, Inc.	36,172
250,000	[1,4,6]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $240,941)	36,172
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—8.1%[7]
65,527,673	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[8]	$65,527,673
45,254,433	High Yield Bond Portfolio	278,767,305
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $340,891,558)	344,294,978
	TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $4,336,938,718)[9]	4,216,351,718
	OTHER ASSETS AND LIABILITIES - NET—1.4%[10]	60,637,446
	TOTAL NET ASSETS—100%	$4,276,989,164
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $1,942,869,787, which represented 45.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $1,937,925,332, which represented 45.3% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $4,344,916,469.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,872,020,568	$0	$3,872,020,568
Equity Securities:
Common Stocks
International	—	—	36,172	36,172
Investment Companies[1]	65,527,673	278,767,305[2]	—	344,294,978
TOTAL SECURITIES	$65,527,673	$4,150,787,873	$36,172	$4,216,351,718
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Includes $297,774,169 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.18	$10.26	$10.13	$9.74	$10.07
Income From Investment Operations:
Net investment income	0.59	0.61[1]	0.66[1]	0.72[1]	0.81
Net realized and unrealized gain (loss) on investments and swap contracts	(0.55)	(0.04)	0.19	0.52	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.57	0.85	1.24	0.59
Less Distributions:
Distributions from net investment income	(0.59)	(0.63)	(0.70)	(0.75)	(0.84)
Distributions from net realized gain on investments and swap contracts	(0.02)	(0.02)	(0.02)	(0.10)	(0.08)
TOTAL DISTRIBUTIONS	(0.61)	(0.65)	(0.72)	(0.85)	(0.92)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]
Net Asset Value, End of Period	$9.61	$10.18	$10.26	$10.13	$9.74
Total Return[3]	0.47%	5.72%	8.72%	13.40%	6.12%
Ratios to Average Net Assets:
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.81%	5.90%	6.44%	7.29%	8.16%
Expense waiver/reimbursement[4]	0.07%	0.08%	0.08%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,276,989	$3,552,316	$2,974,552	$1,992,108	$684,940
Portfolio turnover	24%	21%	17%	18%	23%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2015
Assets:
Total investment in securities, at value including $344,294,978 of investment in affiliated holdings (Note 5) (identified cost $4,336,938,718)		$4,216,351,718
Cash		889,490
Income receivable		72,045,482
Receivable for investments sold		3,389,925
Receivable for shares sold		13,213,730
TOTAL ASSETS		4,305,890,345
Liabilities:
Payable for investments purchased	$17,111,723
Payable for shares redeemed	7,044,345
Income distribution payable	4,166,900
Payable to adviser (Note 5)	74,805
Accrued expenses (Note 5)	503,408
TOTAL LIABILITIES		28,901,181
Net assets for 445,244,917 shares outstanding		$4,276,989,164
Net Assets Consist of:
Paid-in capital		$4,420,300,268
Net unrealized depreciation of investments		(120,587,000)
Accumulated net realized loss on investments		(23,316,846)
Undistributed net investment income		592,742
TOTAL NET ASSETS		$4,276,989,164
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,276,989,164 ÷ 445,244,917 shares outstanding, no par value, unlimited shares authorized		$9.61
Offering price per share		$9.61
Redemption proceeds per share (98.00/100 of $9.61)		$9.42
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2015
Investment Income:
Interest		$232,266,469
Dividends (including $20,232,468 received from affiliated holdings (Note 5))		20,233,807
TOTAL INCOME		252,500,276
Expenses:
Investment adviser fee (Note 5)	$16,014,816
Administrative fee (Note 5)	3,133,307
Custodian fees	137,306
Transfer agent fee	2,566,228
Directors'/Trustees' fees (Note 5)	34,633
Auditing fees	32,250
Legal fees	8,933
Portfolio accounting fees	220,801
Share registration costs	150,800
Printing and postage	176,459
Miscellaneous (Note 5)	27,922
TOTAL EXPENSES	22,503,455
Waiver/reimbursement of investment adviser fee (Note 5)	(2,689,123)
Net expenses		19,814,332
Net investment income		232,685,944
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized loss of $(2,111,552) on sales of investments in an affiliated holding (Note 5))		(12,382,553)
Realized gain distribution from affiliated investment company shares (Note 5)		3,824,056
Net change in unrealized appreciation of investments		(204,524,291)
Net realized and unrealized loss on investments		(213,082,788)
Change in net assets resulting from operations		$19,603,156
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$232,685,944	$199,077,142
Net realized gain (loss) on investments	(8,558,497)	14,732,797
Net change in unrealized appreciation/depreciation of investments	(204,524,291)	(28,473,293)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,603,156	185,336,646
Distributions to Shareholders:
Distributions from net investment income	(239,160,534)	(207,037,673)
Distributions from net realized gain on investments	(8,846,281)	(6,591,049)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(248,006,815)	(213,628,722)
Share Transactions:
Proceeds from sale of shares	2,154,493,994	1,453,339,343
Net asset value of shares issued to shareholders in payment of distributions declared	199,158,634	183,775,327
Cost of shares redeemed	(1,401,175,309)	(1,031,398,290)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	952,477,319	605,716,380
Redemption Fees	599,118	339,646
Change in net assets	724,672,778	577,763,950
Net Assets:
Beginning of period	3,552,316,386	2,974,552,436
End of period (including undistributed net investment income of $592,742 and $113,083, respectively)	$4,276,989,164	$3,552,316,386
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2015
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Board has ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Annual Shareholder Report

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$19,711	$23,455
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	10/9/2012 – 11/18/2013	$6,463,750	$4,921,000
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2015	2014
Shares sold	218,503,492	141,458,557
Shares issued to shareholders in payment of distributions declared	20,197,571	17,887,931
Shares redeemed	(142,444,156)	(100,386,090)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	96,256,907	58,960,398
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the years ended October 31, 2015 and 2014, the redemption fees amounted to $599,118 and $339,646, respectively.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and reclass of short-term capital gain distributions.
For the year ended October 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$6,954,249	$(6,954,249)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$239,661,357	$208,365,915
Long-term capital gains	$8,345,458	$5,262,807
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report

As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$596,401
Net unrealized depreciation	$(128,564,751)
Capital loss carryforwards	$(15,342,754)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bonds and discount accretion/premium amortization on debt securities.
At October 31, 2015, the cost of investments for federal tax purposes was $4,344,916,469. The net unrealized depreciation of investments for federal tax purposes was $128,564,751. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,917,418 and net unrealized depreciation from investments for those securities having an excess of cost over value of $193,482,169.
At October 31, 2015, the Fund had a capital loss carryforward of $15,342,754 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$4,293,441	$11,049,313	$15,342,754
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2015, the Adviser voluntarily waived $2,609,335 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) have voluntarily agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $17,554,553.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2015, the Adviser reimbursed $79,788. Transactions involving the affiliated holdings during the year ended October 31, 2015, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	28,887,108	49,477,537	78,364,645
Purchases/Additions	1,303,047,631	—	1,303,047,631
Sales/Reductions	(1,266,407,066)	(4,223,104)	(1,270,630,170)
Balance of Shares Held 10/31/2015	65,527,673	45,254,433	110,782,106
Value	$65,527,673	$278,767,305	$344,294,978
Dividend Income	$73,538	$20,158,930	$20,232,468
Realized Gain Distribution	$—	$3,824,056	$3,824,056
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2015, were as follows:
Purchases	$1,816,687,370
Sales	$935,476,969
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2015, there were no outstanding loans. During the year ended October 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2015, there were no outstanding loans. During the year ended October 31, 2015, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2015, the amount of long-term capital gains designated by the Fund was $8,345,458.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Institutional Trust AND SHAREHOLDERS OF Federated Institutional High Yield Bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Institutional High Yield Bond Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$985.10	$2.45
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.74	$2.50
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 1994	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: July 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Institutional High Yield Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
29856 (12/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $87,990

Fiscal year ended 2014 - $89,950

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $87

Fiscal year ended 2014 - $30

Fiscal year ended 2015- Travel to Audit Committee Meeting.

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $84 and $3,006 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting. Fiscal year ended 2014- Audit consent issued for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015 - $53,883

Fiscal year ended 2014 - $103,457

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2015